Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Financial instruments by category

6. Financial instruments by category

The Company holds the following financial instruments. The Company has not disclosed the fair values of the financial instruments, because their carrying amounts approximate fair value.

	Level	December 31, 2024	December 31, 2023
Assets -Amortised cost
Cash and cash equivalents		84,532	95,864
Trade receivables		863,244	697,512
Other receivables		1,304	2,085
Related parties – other receivables		13,714	7,157
		962,794	802,618
Assets - Fair value through profit or loss
Marketable securities	1	111,313	245,942
Other investments and interests in entities	3	1,608	9,879
		112,921	255,821
Liabilities -Amortised cost
Bonds		762,005	791,763
Lease liabilities		111,373	96,657
Reverse factoring		319,375	263,948
Suppliers		223,425	221,291
Accounts payable for business combination		429,546	587,917
Other liabilities - related parties		30,322	15,060
		1,876,046	1,976,636
Liabilities - Fair value through profit or loss
Accounts payable for business combination (i)	3	7,054	26,203
		7,054	26,203

(i)	Refers to earnout measured on acquisition of Phidelis (in the values presented in 2024 and 2023), and SEL (in the values presented in 2023), based on the economic activity of the acquired entity (post-closing price adjustments). Valuation techniques and significant unobservable inputs related to measurement are described below.

Fair Value Measurements – Level 3

a. Valuation techniques and significant unobservable inputs

The following table shows the valuation techniques used in measuring level 3 fair values, as well as the significant unobservable inputs used:

Entities	Valuation technique	Significant unobservable inputs	Inter-relationship between key unobservable inputs and fair value measurement
Phidelis	Discounted cash flows: The valuation model considers the present value of the net cash flows expected to be generated by the operation (net revenue).

1. The achievement of financial targets are linked to net revenue of the years 2024 and 2025.
2.Revenue: we consider for the revenue projection the continuity of old contracts and new contracts with average annual revenue growth of 21.1%.

The estimated fair value would increase (decrease) if: - Any product is no longer monetized (lower) - The risk-adjusted discount rates were lower (higher)

b. Reconciliation to the closing balances

The following table shows the changes during the period in measuring level 3 fair values:

Accounts payable for business combination- Level 3	December 31, 2023	Interest	Payment	December 31, 2024
Sociedade Educacional da Lagoa	17,920	153	(18,073)	-
Phidelis	8,283	344	(1,573)	7,054
	26,203	497	(19,646)	7,054